Loans	12 Months Ended
Mar. 31, 2012
Loans

10. Loans

Loan balances include Rs. 54,698.1 million and Rs. 64,148.4 million as of March 31, 2011 and March 31, 2012, respectively, which have been pledged as collateral for borrowings and are therefore restricted.

Loans by facility as of March 31, 2011 and March 31, 2012 were as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Retail loans:
Auto loans	Rs.	257,670.2	Rs.	310,822.5	US$	6,107.7
Personal loans/ Credit cards		158,283.2		219,137.9		4,306.1
Retail business banking		207,975.5		284,431.5		5,589.1
Commercial vehicle and construction equipment finance		143,962.0		228,751.1		4,495.0
Housing loans		115,322.9		142,897.4		2,808.0
Other retail loans		96,930.8		158,926.4		3,123.0

Subtotal	Rs.	980,144.6	Rs.	1,344,966.8	US$	26,428.9

Wholesale loans	Rs.	668,605.7	Rs.	689,314.4	US$	13,545.2

Gross loans		1,648,750.3		2,034,281.2		39,974.1
Less: Allowance for credit losses		25,894.3		27,906.9		548.4

Total	Rs.	1,622,856.0	Rs.	2,006,374.3	US$	39,425.7

The contractual residual maturity of gross loans as of March 31, 2012 is set out below:

	As of March 31, 2012
	Wholesale loans		Retail Loans		Total
	(In millions)
Maturity profile of loans:
Within one year	Rs.	363,954.8	Rs.	442,975.0	Rs.	806,929.8
Over one year through five years		278,063.4		777,220.1		1,055,283.5
Over five years		47,296.2		124,771.7		172,067.9

Total gross loans	Rs.	689,314.4	Rs.	1,344,966.8	Rs.	2,034,281.2

	US$	13,545.2	US$	26,428.9	US$	39,974.1

Gross loans analyzed by performance are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Performing	Rs.	1,628,087.9	Rs.	2,015,246.3	US$	39,600.1
Impaired		20,662.4		19,034.9		374.0

Total gross loans	Rs.	1,648,750.3	Rs.	2,034,281.2	US$	39,974.1

The following table provides details of age analysis of loans as of March 31, 2011 and March 31, 2012.

	As of March 31, 2011
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	1,031.6	Rs.	982.6	Rs.	255,656.0	Rs.	257,670.2
Personal loans/Credit card		1,567.0		1,304.9		155,411.3		158,283.2
Retail business banking		1,377.7		5,126.2		201,471.6		207,975.5
Commercial vehicle and construction equipment finance		871.6		730.2		142,360.2		143,962.0
Housing loans		112.2		448.3		114,762.4		115,322.9
Other retail		2,373.8		2,567.3		91,989.7		96,930.8
Wholesale loans		1,774.3		9,502.9		657,328.5		668,605.7

Total	Rs.	9,108.2	Rs.	20,662.4	Rs.	1,618,979.7	Rs.	1,648,750.3

	As of March 31, 2012
	31-90 days past due		Impaired / 91 days or more past due		Total current or less than 31 days past due		Total
	(in millions)
Retail Loans
Auto loans	Rs.	1,081.2	Rs.	952.5	Rs.	308,788.8	Rs.	310,822.5
Personal loans/Credit card		1,376.2		1,087.4		216,674.3		219,137.9
Retail business banking		1,801.9		5,015.4		277,614.2		284,431.5
Commercial vehicle and construction equipment finance		2,087.5		1,589.4		225,074.2		228,751.1
Housing loans		81.3		402.1		142,414.0		142,897.4
Other retail		2,434.4		2,264.5		154,227.5		158,926.4
Wholesale loans		1,256.7		7,723.6		680,334.1		689,314.4

Total	Rs.	10,119.2	Rs.	19,034.9	Rs.	2,005,127.1	Rs.	2,034,281.2

Total	US$	198.8	US$	374.0	US$	39,401.3	US$	39,974.1

The Bank has a credit risk mitigating/monitoring mechanism which is comprised of target market definitions, credit approval process, post-disbursement monitoring and remedial management procedures.

For wholesale credit risk in addition to the credit approval process the Bank has an approved framework for the review and approval of credit ratings. Credit Policies and Procedure articulate credit risk strategy and thereby the approach for credit origination, approval and maintenance. The Credit Policies generally address such areas as target markets, portfolio mix, prudential exposure ceilings, concentration limits, price and non-price terms, structure of limits, approval authorities, exception reporting system, prudential accounting and provisioning norms. These are reviewed in detail at annual or more frequent intervals. To ensure adequate diversification of risk, concentration limits have been set up in terms of borrower/business group, industry and risk grading.

For retail credit the policy and approval process are designed for the fact that we have high volumes of relatively homogeneous, small value transactions in retail loans. There are product programs for each of these products, which define the target markets, credit philosophy and process, detailed underwriting criteria for evaluating individual credits, exception reporting systems and individual loan exposure caps. The quantitative parameters considered include income, residence stability, the nature of the employment/business, while the qualitative parameters include accessibility, contractibility and profile. The credit policies/product programs are based on a statistical analysis of our own experience and industry data, in combination with the judgment of our senior officers. We mine data on our borrower account behavior as well as static data regularly to monitor the portfolio performance of each product segment regularly, and use these as inputs in revising our product programs, target market definitions and credit assessment criteria to meet our twin objectives of combining volume growth and maintenance of asset quality.

As an integral part of the credit process, the Bank has a credit rating model appropriate to its wholesale and retail credit segments (see note 2 i). The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal grading is updated minimum annually.

Retail Loans

Credit quality indicator based on payment activity as of March 31, 2011 and as of March 31, 2012 is given below.

	As of March 31, 2011
	Auto loans		Personal loans/Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing Loans		Other retail		Total
	(In millions)
Performing	Rs.	256,687.6	Rs.	156,978.3	Rs.	202,849.3	Rs.	143,231.8	Rs.	114,874.6	Rs.	94,363.5	Rs.	968,985.1
Impaired		982.6		1,304.9		5,126.2		730.2		448.3		2,567.3		11,159.5

Total	Rs.	257,670.2	Rs.	158,283.2	Rs.	207,975.5	Rs.	143,962.0	Rs.	115,322.9	Rs.	96,930.8	Rs.	980,144.6

	As of March 31, 2012
	Auto loans		Personal loans/Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing Loans		Other retail		Total
	(In millions)
Performing	Rs.	309,870.0	Rs.	218,050.5	Rs.	279,416.1	Rs.	227,161.7	Rs.	142,495.3	Rs.	156,661.9	Rs.	1,333,655.5
Impaired		952.5		1,087.4		5,015.4		1,589.4		402.1		2,264.5		11,311.3

Total	Rs.	310,822.5	Rs.	219,137.9	Rs.	284,431.5	Rs.	228,751.1	Rs.	142,897.4	Rs.	158,926.4	Rs.	1,344,966.8

	US$	6,107.7	US$	4,306.1	US$	5,589.1	US$	4,495.0	US$	2,808.0	US$	3,123.0	US$	26,428.9

Wholesale Loans

We have in place a process of grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/impaired. Our model assesses the overall risk over four major categories – industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.

	As of March 31,
	2011		2012		2012
	(In millions)
Credit quality indicators - Internally assigned grade and payment activity
Pass	Rs.	658,351.4	Rs.	680,542.4	US$	13,372.8
Labeled		751.4		1,048.4		20.6
Impaired		9,502.9		7,723.6		151.8

Total	Rs.	668,605.7	Rs.	689,314.4	US$	13,545.2

Impaired loans are those for which the Bank believes that it is probable that it will not collect all amounts due according to the original contractual terms of the loans. The following table provides details of impaired loans as of March 31, 2011 and March 31, 2012.

	As of March 31, 2011
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans
Auto loans	Rs.	982.6	Rs.	982.6	Rs.	503.1	Rs.	1,404.0	Rs.	982.6
Personal loans/ Credit card		1,304.9		1,304.9		895.2		1,839.9		1,304.9
Retail business banking		5,126.2		5,126.2		4,396.8		5,007.9		5,126.2
Commercial vehicle and construction equipment finance		730.2		730.2		594.1		1,019.4		730.2
Housing loans		448.3		448.3		237.2		437.2		448.3
Other retail		2,567.3		2,567.3		1,885.9		2,390.4		1,810.5
Wholesale loans		9,502.9		9,502.9		7,577.5		7,863.9		6,321.7

Total	Rs.	20,662.4	Rs.	20,662.4	Rs.	16,089.8	Rs.	19,962.7	Rs.	16,724.4

The Bank holds no recorded impaired loans for which there is no related allowance.

	As of March 31, 2012
	Recorded investments		Unpaid principal balance		Related specific allowance		Average Recorded investments		Finance Receivable on Non Accrual Basis
	(In millions)
Retail Loans

Auto loans	Rs.	952.5	Rs.	952.5	Rs.	461.7	Rs.	967.6	Rs.	952.5
Personal loans/ Credit card		1,087.4		1,087.4		755.9		1,196.2		1,087.4
Retail business banking		5,015.4		5,015.4		4,542.7		5,070.8		5,015.4
Commercial vehicle and construction equipment finance		1,589.4		1,589.4		978.0		1,159.8		1,589.4
Housing loans		402.1		402.1		269.4		425.2		402.1

Other retail		2,264.5		2,264.5		1,875.3		2,415.9		2,264.5

Wholesale loans		7,723.6		7,723.6		6,433.7		8,613.3		7,099.2

Total	Rs.	19,034.9	Rs.	19,034.9	Rs.	15,316.7	Rs.	19,848.8	Rs.	18,410.5

Total	US$	374.0	US$	374.0	US$	301.0	US$	390.0	US$	361.8

The Bank holds no recorded impaired loans for which there is no related allowance.

Impaired loans by industry as of March 31, 2011 and March 31, 2012 by facility are as follows:

	As of March 31,
	2011		2012		2012
	(In millions)
Gross impaired loans by industry:
—NBFC/Financial Intermediaries	Rs.	2,147.1	Rs.	1,782.7	US$	35.0
—Textiles & Garments		1,410.0		1,430.5		28.1
—Wholesale/Retail Trade		2,616.6		907.5		17.8
—Others (none greater than 5% of impaired loans)		14,488.7		14,914.2		293.1

Total	Rs.	20,662.4	Rs.	19,034.9	US$	374.0

Summary information relating to impaired loans during the years ended March 31, 2010, 2011 and 2012 is as follows:

	Fiscal Year ended March 31,
	2010		2011		2012		2012
	(In millions)
Average impaired loans, net of allowance	Rs.	5,889.8	Rs.	5,007.6	Rs.	4,145.4	US$	81.5
Interest income recognized on impaired loans	Rs.	591.4	Rs.	1,292.5	Rs.	1,668.3	US$	32.8

Allowance for credit losses as of March 31, 2011 are as follows:

	As of March 31, 2011
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	1,066.6	Rs.	1,650.9	Rs.	3,632.9	Rs.	804.9	Rs.	281.6	Rs.	1,772.6	Rs.	4,610.8	Rs.	8,954.9	Rs.	985.4	Rs.	23,760.6
Write-offs		(1,986.0)		(7,154.6)		(200.2)		(496.0)		(155.5)		(1,185.3)		(668.2)						(11,845.8)
Net allowance for credit losses*		1,422.5		6,398.9		964.1		285.2		111.1		1,298.6		3,634.9		(597.9)		462.1		13,979.5

Allowance for credit losses, end of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	594.1	Rs.	237.2	Rs.	1,885.9	Rs.	7,577.5	Rs.	8,357.0	Rs.	1,447.5	Rs.	25,894.3

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	7,577.5	Rs.	0	Rs.	0	Rs.	7,577.5
Allowance collectively evaluated for impairment		503.1		895.2		4,396.8		594.1		237.2		1,885.9		0		8,357.0		1,447.5		18,316.8
Loans:
Loans individually evaluated for impairment		0		0		0		0		0		0		9,502.9		0		0		9,502.9
Loans collectively evaluated for impairment		982.6		1,304.9		5,126.2		730.2		448.3		2,567.3		0		968,985.1		659,102.8		1,639,247.4

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 4,357.6 million.

Allowance for credit losses as of March 31, 2012 are as follows:

	As of March 31, 2012
	Specific														Unallocated
	Retail
	Auto loans		Personal Loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Retail		Wholesale		Total		Total
	(In millions)
Allowance for credit losses, beginning of the period	Rs.	503.1	Rs.	895.2	Rs.	4,396.8	Rs.	594.1	Rs.	237.2	Rs.	1,885.9	Rs.	7,577.5	Rs.	8,357.0	Rs.	1,447.5	Rs.	25,894.3	US$	508.8
Write-offs		(1,277.1)		(4,862.7)		(220.6)		(555.8)		(46.3)		(448.7)		(2,818.4)						(10,229.6)		(201.0)
Net allowance for credit losses*		1,235.7		4,723.4		366.5		939.7		78.5		438.1		1,674.6		3,025.5		(239.8)		12,242.2		240.6

Allowance for credit losses, end of the period	Rs.	461.7	Rs.	755.9	Rs.	4,542.7	Rs.	978.0	Rs.	269.4	Rs.	1,875.3	Rs.	6,433.7	Rs.	11,382.5	Rs.	1,207.7	Rs.	27,906.9	US$	548.4

Allowance for credit losses:
Allowance individually evaluated for impairment	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	0	Rs.	6,433.7	Rs.	0	Rs.	0	Rs.	6,433.7	US$	126.4
Allowance collectively evaluated for impairment		461.7		755.9		4,542.7		978.0		269.4		1,875.3		0		11,382.5		1,207.7		21,473.2		422.0
Loans:
Loans individually evaluated for impairment		0		0		0		0		0		0		7,723.6		0		0		7,723.6		151.8
Loans collectively evaluated for impairment		952.5		1,087.4		5,015.4		1,589.4		402.1		2,264.5		0		1,333,655.5		681,590.8		2,026,557.6		39,822.3

*	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 4,404.9 million.

The unallocated allowance is assessed at each period end and the increase/(decrease) as the case may be is recorded in the income statement under allowances for credit losses. There is no transfer of amounts to or from the unallocated category to the specific category.

Interest on loans by facility are as follows:

	Fiscal years ended March 31,
	2010		2011		2012		2012
	(In millions)
Wholesale	Rs.	38,902.5	Rs.	56,634.7	Rs.	69,779.9	US$	1,371.2
Retail loans		79,462.0		97,085.0		140,535.8		2,761.6

Total	Rs.	118,364.5	Rs.	153,719.7	Rs.	210,315.7	US$	4,132.8